UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2025

SMI 3Fourteen REAL Asset Allocation ETF

ITEM 1.(a).  Reports to Stockholders.

SMI 3Fourteen REAL Asset Allocation ETF Tailored Shareholder Report

Annual Shareholder Report December 31, 2025 SMI 3Fourteen REAL Asset Allocation ETF Ticker: RAA (Listed on the NASDAQ Stock Market®)

This annual shareholder report contains important information about the SMI 3Fourteen REAL Asset Allocation ETF for the period of February 26, 2025 (inception) to December 31, 2025. You can find additional information about the Fund at www.3fourteensmi.com/raa or by contacting us at (844) 328-3383.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI 3Fourteen REAL Asset Allocation ETF	$69¹	0.77%²
¹	Costs are for the period of February 26, 2025 to December 31, 2025. Costs for a full annual period would be higher.
²	Annualized.

How did the ETF perform during the period?

The SMI 3Fourteen REAL Asset Allocation ETF (“RAA”), began trading on February 26, 2025. From inception through December 31, 2025, the ETF returned 12.31%. We were pleased that RAA had such a successful launch, gaining over $500m in assets and being nominated as one of the best new ETFs of 2025!

What factors affected performance?

Market conditions in 2025 were broadly supportive for traditional balanced portfolios. The classic 60/40 portfolio benefited substantially from 2025 experiencing the strongest bond performance of the past five years. While strong bond performance also helped RAA (as the strategy owns bonds), the year was notable because results were achieved in an environment that, in many respects, favored 60/40 allocations rather than a more flexible, multi-asset approach.

RAA’s design is intended to allow it to pivot across asset classes when conditions change—adding exposure to areas such as commodities, gold, energy equities, or managed futures (including strategies that can short bonds)—rather than relying on stocks and bonds to do all the work. We believe this flexibility to diversify outside of traditional stocks and bonds was important during the period, particularly given the post-COVID trend of persistent inflation and generally rising interest rates.

Within that backdrop, three themes stood out as meaningful drivers over the period:

• Gold and related exposures were a key positive. As the year progressed, gold strength was pronounced, with gold returning 65%, and portfolio positioning maintained meaningful exposure.

• Equities contributed, with an emphasis on staying aligned with prevailing trends and maintaining diversified equity exposure (including International 31% and Emerging Markets 33.6%, alongside narrow U.S. growth leadership).

• Fixed income was additive in 2025, reflecting the strong bond environment, even as the strategy retained the ability to adjust risk across the asset class mix.

From a process perspective, 2025 featured several distinct phases: an April selloff and snapback, followed by a substantial advance where the market “chugged higher” amid headline-driven crosscurrents. Later in the year, leadership was often narrow and technology-led, while some real-economy segments (including parts of energy/ commodities) were more mixed.

Cumulative Performance

(based on a hypothetical $10,000 investment)

SMI 3Fourteen REAL Asset Allocation ETF - $11,231
S&P 500® Index - $11,619
$11,750
$11,500
$11,250
$11,000
$10,750
$10,500
$10,250
$10,000
$9,750
$9,500
$9,250
2/26/2025*
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025
9/30/2025
10/31/2025
11/30/2025
12/31/2025

*	Inception

Annual Performance

Total Return Since Inception
SMI 3Fourteen REAL Asset Allocation ETF	12.31%
S&P 500® Index	16.19%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.3fourteensmi.com/raa#performance.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

SMI 3Fourteen REAL Asset Allocation ETF Tailored Shareholder Report

Asset Allocation

Equities - 57.47%

Fixed Income - 20.92%

Alternatives - 20.81%

Top Ten Holdings
BNY Mellon US Large Cap Core Equity ETF	16.87%
iMGP DBi Managed Futures Strategy ETF	8.97%
Schwab High Yield Bond ETF	5.98%
Vanguard International Corporate Bond Index	4.98%
Sprott Physical Gold Trust	4.97%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.99%
Vanguard Small-Cap ETF	3.96%
Schwab U.S. TIPS ETF	2.99%
Nvidia Corp.	2.60%
Apple, Inc.	2.30%

Key Fund Statistics

(as of December 31, 2025)

Fund Net Assets	$506,919,651
Number of Holdings	173
Total Net Advisory Fee	$2,856,483
Portfolio Turnover Rate	4.20%

For additional information about the Fund; including its prospectus, financial statements and other information, holdings and proxy voting information visit www.3fourteensmi.com/raa.

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,400 for 2025 and $0 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2025 and $0 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

* The Fund commenced operations on February 26, 2025.

SMI 3Fourteen REAL Asset Allocation ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period ended December 31, 2025*

SMI 3Fourteen REAL Asset Allocation ETF

Schedule of InvestmentsDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

		Shares	Value
36.17%	COMMON STOCKS

4.60%	COMMUNICATION SERVICES
	Alphabet, Inc. Class C	15,652	$4,911,598
	Alphabet, Inc. Class A	16,857	5,276,241
	Charter Communications, Inc.(A)	1,052	219,605
	Comcast Corp. Class A	28,931	864,748
	Electronic Arts, Inc.	2,014	411,521
	Meta Platforms, Inc.	8,408	5,550,037
	Netflix, Inc.(A)	34,006	3,188,403
	Take-Two Interactive(A)	1,482	379,436
	T-Mobile US, Inc.	8,942	1,815,584
	Welltower, Inc. REIT(A)	3,704	687,499
			23,304,672

4.26%	CONSUMER DISCRETIONARY
	Airbnb, Inc.(A)	3,435	466,198
	Amazon.com, Inc.(A)	30,905	7,133,492
	Booking Holdings, Inc.	260	1,392,386
	DoorDash, Inc.(A)	3,285	743,987
	Genuine Parts Co.	7,579	931,914
	Marriott International Class A	2,153	667,947
	McDonald’s Corp.	658	201,105
	MercadoLibre, Inc.(A)	407	819,804
	O’Reilly Automotive, Inc.(A)	6,748	615,485
	PepsiCo, Inc.(A)	11,010	1,580,155
	Ross Stores, Inc.	2,592	466,923
	Starbucks Corp.	9,137	769,427
	Tesla, Inc.(A)	12,968	5,831,969
			21,620,792

2.00%	CONSUMER STAPLES
	The Clorox Co.	10,048	1,013,140
	Coca-Cola European Partners plc	3,690	334,683
	Costco Wholesale Corp.	3,548	3,059,582
	Hormel Foods Corp.	42,242	1,001,135
	Kenvue, Inc.	58,451	1,008,280
	Keurig Dr Pepper, Inc.	10,963	307,074
	Kimberly-Clark Corp.	9,973	1,006,176
	The Kraft Heinz Co.	9,625	233,406
	Mondelez International Inc. Class A	10,553	568,068
	Monster Beverage Corp.(A)	7,784	596,799

SMI 3Fourteen REAL Asset Allocation ETF

Schedule of Investments - continuedDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

		Shares	Value
	Pinduoduo, Inc.	5,293	$600,173
	Target Corp.	4,180	408,595
			10,137,111

0.25%	ENERGY
	Baker Hughes Co.	7,653	348,518
	Chevron Corp.	3,775	575,348
	Diamondback Energy, Inc.	2,235	335,988
			1,259,854

0.60%	FINANCIALS
	Cincinnati Financial Corp.	3,734	609,837
	Franklin Resources, Inc.	42,454	1,014,226
	PayPal Holdings, Inc.	7,460	435,515
	T Rowe Price Group, Inc.	9,774	1,000,662
			3,060,240

1.98%	HEALTH CARE
	Abbvie, Inc.	3,968	906,648
	Alnylam Pharmaceuticals, Inc.(A)	1,073	426,678
	Amgen, Inc.	4,337	1,419,543
	AstraZeneca plc	4,607	423,522
	Dexcom, Inc.(A)	3,068	203,623
	GE Healthcare Technologies	3,704	303,802
	Gilead Sciences, Inc.	10,141	1,244,706
	Idexx Laboratories, Inc.(A)	646	437,038
	Insmed, Inc.(A)	1,688	293,780
	Intuitive Surgical, Inc.(A)	2,849	1,613,560
	Johnson & Johnson	979	202,604
	Medtronic plc	10,480	1,006,709
	Regeneron Pharmaceuticals, Inc.	836	645,283
	Vertex Pharmaceuticals(A)	2,040	924,854
			10,052,350
2.06%	INDUSTRIALS
	A O Smith Corp.	4,097	274,007
	Automatic Data Processing, Inc.	7,131	1,834,307
	Axon Enterprise, Inc.(A)	642	364,611
	Cintas Corp.	3,243	609,911
	Copart, Inc.(A)	7,813	305,879
	CSX Corp.	14,930	541,213
	Fastenal Co.	34,134	1,369,797
	Ferrovial SE	5,886	380,294

SMI 3Fourteen REAL Asset Allocation ETF

Schedule of Investments - continuedDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

		Shares	Value
	Honeywell International	5,089	$992,813
	Illinois Tool Works, Inc.	4,065	1,001,210
	Old Dominion Freight	1,660	260,288
	PACCAR, Inc.	4,238	464,103
	Paychex, Inc.	2,851	319,825
	Stanley Black & Decker, Inc.	13,472	1,000,700
	Thomson Reuters Corp.	3,541	467,022
	Verisk Analytics, Inc.	1,114	249,191
			10,435,171

15.32%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	3,335	1,167,217
	Advanced Micro Devices(A)	13,035	2,791,576
	Analog Devices, Inc.	3,904	1,058,765
	Apple, Inc.	42,891	11,660,347
	Applied Materials, Inc.	6,444	1,656,044
	AppLovin Corp.(A)	2,479	1,670,400
	ASML Holding NV	699	747,832
	Atlassian Corp. Class A(A)	1,353	219,375
	Autodesk, Inc.(A)	1,717	508,249
	Broadcom, Inc.	13,694	4,739,493
	Cadence Design Systems(A)	2,189	684,238
	Cisco Systems, Inc.	31,704	2,442,159
	Cognizant Tech Solutions	3,843	318,969
	CrowdStrike Holdings, Inc.(A)	2,008	941,270
	Datadog, Inc. Class A(A)	2,566	348,950
	Fortinet, Inc.(A)	6,039	479,557
	Intel Corp.(A)	37,430	1,381,167
	International Business Machines Corp.	2,716	804,506
	Intuit, Inc.	2,238	1,482,496
	KLA Corp.	1,064	1,292,845
	Lam Research Corp.	10,148	1,737,135
	Marvell Technology, Inc.	6,776	575,824
	Microchip Technology, Inc.	4,317	275,079
	Micron Technology, Inc.	9,040	2,580,106
	Microsoft Corp.	21,495	10,395,412
	Monolithic Power Systems, Inc.	382	346,230
	Nvidia Corp.	70,604	13,167,646
	NXP Semiconductors NV	2,004	434,988
	Palantir Technologies Inc.(A)	18,610	3,307,928
	Palo Alto Networks, Inc.(A)	5,584	1,028,573
	Qualcomm, Inc.	8,548	1,462,135

SMI 3Fourteen REAL Asset Allocation ETF

Schedule of Investments - continuedDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

		Shares	Value
	Roper Technologies, Inc.	849	$377,915
	Seagate Technology Holdings plc	1,732	476,975
	Shopify, Inc. Class A(A)	10,052	1,618,070
	Strategy, Inc. Class A(A)	2,172	330,035
	Synopsys, Inc.(A)	1,487	698,473
	Texas Instruments, Inc.	7,289	1,264,569
	Wheaton Precious Metals Corp.	6,822	801,721
	W. P. Carey, Inc. REIT(A)	1,504	96,797
	Zscaler, Inc.(A)	1,292	290,597
			77,661,663

3.25%	MATERIALS
	Agnico Eagle Mines Ltd.	8,259	1,400,148
	Air Products and Chemicals, Inc.	4,055	1,001,666
	Amcor plc	120,735	1,006,930
	Anglo American plc	34,872	721,502
	Barrick Mining Corporation	26,352	1,147,630
	BHP Group Ltd.	36,610	2,210,146
	Franco-Nevada Corp.	3,894	807,148
	Freeport-McMoran, Inc.	30,565	1,552,396
	Glencore plc	74,548	814,810
	Linde plc	3,705	1,579,775
	Newmont Goldcorp Corp.	15,774	1,575,034
	PPG Industries, Inc.	2,286	234,224
	Rio Tinto plc	16,367	1,309,851
	Solstice Advanced Materials, Inc.(A)	145	7,056
	Vale SA	58,040	756,261
	Workday, Inc. Class A	1,694	363,837
			16,488,414

1.22%	REAL ESTATE
	AvalonBay Communities, Inc. REIT	1,110	201,254
	CoStar Group, Inc.(A)	3,465	232,987
	Digital Realty Trust, Inc. REIT	2,269	351,037
	Equinix, Inc. REIT	531	406,831
	Equity Residential REIT	2,467	155,520
	Essex Property Trust, Inc. REIT	381	99,700
	Extra Space Storage, Inc. REIT	1,525	198,586
	Invitation Homes, Inc. REIT	3,607	100,239
	Iron Mountain, Inc. REIT	1,765	146,407
	Kimco Realty Corp. REIT	4,908	99,485

SMI 3Fourteen REAL Asset Allocation ETF

Schedule of Investments - continuedDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

		Shares	Value
	Mid-America Apartment Communities REIT	750	$104,183
	Omega Healthcare Investors, Inc. REIT	2,199	97,504
	Prologis, Inc.	4,715	601,917
	Public Storage REIT	1,106	287,007
	Realty Income Corp. REIT	20,278	1,143,071
	Simon Property Group, Inc. REIT	1,908	353,190
	Sun Communities, Inc. REIT	785	97,269
	Ventas, Inc. REIT	3,181	246,146
	Vici Properties, Inc. REIT	7,043	198,049
	Warner Bros. Discovery, Inc.	19,805	570,780
	Western Digital Corp.	2,755	474,604
			6,165,766

0.63%	UTILITIES
	American Electric Power, Inc.	4,308	496,755
	Consolidated Edison, Inc.	8,944	888,318
	Constellation Energy Corp.	2,510	886,708
	Exelon Corp.	8,031	350,071
	NextEra Energy, Inc.	2,516	201,984
	Xcel Energy, Inc.	4,754	351,130
			3,174,966

36.17%	TOTAL COMMON STOCKS		183,360,999
	(Cost: $165,771,430)

63.02%	EXCHANGE TRADED FUNDS

0.98%	COMMODITIES
	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	376,512	4,988,784

4.98%	CORPORATE BONDS
	Vanguard International Corporate Bond Index	301,370	25,239,738

0.99%	CRYPTO CURRENCY
	Grayscale Bitcoin Mini Trust ETF(A)	130,157	5,040,981

1.00%	EMERGING EX. CHINA
	iShares MSCI Emerging Markets ex China	69,640	5,061,435

SMI 3Fourteen REAL Asset Allocation ETF

Schedule of Investments - continuedDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

		Shares	Value
3.99%	EMERGING MKT BONDS
	iShares J.P. Morgan USD Emerging Markets Bond ETF	209,973	$20,216,200

0.98%	EUROPE
	Franklin FTSE Europe ETF	135,844	4,963,740

4.97%	GOLD
	Sprott Physical Gold Trust(A)	762,568	25,179,995

5.98%	HIGH YIELD BONDS
	Schwab High Yield Bond ETF	1,147,384	30,313,885

1.99%	JAPAN
	Franklin FTSE Japan ETF	293,165	10,099,534

8.97%	MANAGED FUTURES
	iMGP DBi Managed Futures Strategy ETF	1,620,248	45,464,159

1.39%	MINERS
	iShares MSCI Global Gold Miners ETF	29,127	2,144,912
	iShares MSCI Global Metals & Mining Producers ETF	95,286	4,891,983
			7,036,895

5.97%	TREASURIES
	Schwab Long-Term U.S. Treasury ETF	317,293	10,058,188
	Schwab U.S. TIPS ETF	572,360	15,161,816
	US Treasury 3 Month Bill ETF	101,428	5,059,229
			30,279,233

16.87%	US LARGE CAP
	BNY Mellon US Large Cap Core Equity ETF	653,677	85,500,952

3.96%	US SMALL CAP
	Vanguard Small-Cap ETF	77,829	20,075,991

63.02%	TOTAL EXCHANGE TRADED FUNDS		319,461,522
	(Cost: $309,115,536)

SMI 3Fourteen REAL Asset Allocation ETF

Schedule of Investments - continuedDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

		Shares	Value
1.02%	MONEY MARKET FUND
	First American Money Market Fund - Institutional Class 3.67%(B)	5,145,275	$5,145,275
	(Cost: $5,145,275)

100.21%	TOTAL INVESTMENTS		507,967,796
	(Cost: $480,032,241)
(0.21%)	Liabilities in excess of other assets		(1,048,145)
100.00%	NET ASSETS		$506,919,651

(A)Non-income producing.

(B)Effective 7 day yield as of December 31, 2025.

REIT – Real Estate Investment Trust.

SMI 3Fourteen REAL Asset Allocation ETF

Statement of Assets and LiabilitiesDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

ASSETS
Investments at value (cost of $480,032,241) (Note 1)	$507,967,796
Receivable for securities sold	106,418,809
Dividends, interest and reclaims receivable	377,712
TOTAL ASSETS	614,764,317

LIABILITIES
Accrued advisory fees	331,551
Payable for securities purchased	107,513,115
TOTAL LIABILITIES	107,844,666
NET ASSETS	$506,919,651

Net Assets Consist of:
Paid-in capital	$491,627,863
Distributable earnings (accumulated deficits)	15,291,789
Net Assets	$506,919,651

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	18,450,000
Net Asset Value and Offering Price Per Share	$27.48

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

SMI 3Fourteen REAL Asset Allocation ETF

Statement of OperationsPeriod Ended December 31, 2025*

INVESTMENT INCOME
Dividends (net of foreign tax witheld of $14,370)	$13,261,606
Interest	29,754
Total investment income	13,291,360

EXPENSES
Investment advisory fees (Note 2)	3,004,872
Investment advisory fees waived (Note 2)	(148,389)
Net expenses	2,856,483

Net investment income (loss)	10,434,877

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	22,708,354
Net change in unrealized appreciation (depreciation) of investments	27,935,555
Net realized and unrealized gain (loss) on investments	50,643,909

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$61,078,786

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

*The Fund commenced operations on February 26, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$10,434,877
Net realized gain (loss) on investments	22,708,354
Net change in unrealized appreciation (depreciation) of investments	27,935,555
Increase (decrease) in net assets from operations	61,078,786

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(10,434,877)
Return of capital	(127,786)
Decrease in net assets from distributions	(10,562,663)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	960,154,775
Shares redeemed	(503,751,247)
Increase (decrease) in net assets from capital stock transactions	456,403,528

NET ASSETS
Increase (decrease) during period	506,919,651
Beginning of period	—
End of period	$506,919,651

*The Fund commenced operations on February 26, 2025.

SMI 3Fourteen REAL Asset Allocation ETF

Statement of Changes in Net AssetsPeriod Ended December 31, 2025*

SMI 3Fourteen REAL Asset Allocation ETF

Financial HighlightsSelected Per Share Data Throughout the Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

Period Ended December 31, 2025*
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.62
Net realized and unrealized gain (loss) on investments(2)	2.45
Total from investment activities	3.07
Distributions
Net investment income	(0.58)
Return of capital	(0.01)
Total distributions	(0.59)
Net asset value, end of period	$27.48

Total Return(3)	12.31%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	0.81%
Expenses, net of waiver (Note 2)	0.77%
Net investment income (loss)	2.82%
Portfolio turnover rate(5)	162.07%
Net assets, end of period (000s)	$506,920

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*The Fund commenced operations on February 26, 2025.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

SMI 3Fourteen REAL Asset Allocation ETF

Notes to Financial StatementsDecember 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The SMI 3Fourteen REAL Asset Allocation ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on February 26, 2025.

The Fund’s investment objective is to seek total return. Total return is comprised of both income and capital appreciation.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by 3Fourteen & SMI Advisory Services, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s co-senior portfolio managers deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board

FINANCIAL STATEMENTS | DECEMBER 31, 2025

SMI 3Fourteen REAL Asset Allocation ETF

Notes to Financial Statements - continuedDecember 31, 2025

is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market. Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

SMI 3Fourteen REAL Asset Allocation ETF

Notes to Financial Statements - continuedDecember 31, 2025

The following is a summary of the level of inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$183,360,999	$—	$—	$183,360,999
Exchange Traded Funds	319,461,522	—	—	319,461,522
Money Market Fund	5,145,275	—	—	5,145,275
	$507,967,796	$—	$—	$507,967,796

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the period ended December 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net

FINANCIAL STATEMENTS | DECEMBER 31, 2025

SMI 3Fourteen REAL Asset Allocation ETF

Notes to Financial Statements - continuedDecember 31, 2025

investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended December 31, 2025, such reclassifications were attributable primarily to the tax treatment of realized gains associated with redemptions in-kind:

Paid-in capital	35,352,121
Distributable earnings	(35,352,121)

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to

FINANCIAL STATEMENTS | DECEMBER 31, 2025

SMI 3Fourteen REAL Asset Allocation ETF

Notes to Financial Statements - continuedDecember 31, 2025

redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
SMI 3Fourteen REAL Asset Allocation ETF	25,000	$300	$687,000

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

SMI 3Fourteen REAL Asset Allocation ETF

Notes to Financial Statements - continuedDecember 31, 2025

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

 NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER                          TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Board. In addition, the Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.81%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its advisory fee up to a maximum of 4 basis points (bps) to the extent necessary to offset the proportionate share of Acquired Fund Fees and Expenses incurred by the Fund until April 30, 2026 and the Advisor may not terminate this arrangement prior to that date. The Advisor is not entitled to recover any previously waived fees.

The Advisor has retained Tidal Investments LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the

FINANCIAL STATEMENTS | DECEMBER 31, 2025

SMI 3Fourteen REAL Asset Allocation ETF

Notes to Financial Statements - continuedDecember 31, 2025

Sub-Advisor is responsible for handling the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Adviser does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the following annual rate: 0.030% on the first $250 million in net assets, and 0.025% on net assets over $250 million, subject to a $20,000 annual minimum fee.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund.

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

SMI 3Fourteen REAL Asset Allocation ETF

Notes to Financial Statements - continuedDecember 31, 2025

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended December 31, 2025 were as follows:

Purchases	Sales
$707,469,643	$681,080,000

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended December 31, 2025 were as follows:

Purchases	Sales	Realized Gains
$928,178,527	$502,239,577	$40,334,158

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes;

FINANCIAL STATEMENTS | DECEMBER 31, 2025

SMI 3Fourteen REAL Asset Allocation ETF

Notes to Financial Statements - continuedDecember 31, 2025

these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the period ended December 31, 2025 were as follows:

Distributions paid from:
Ordinary income	$10,434,877
Return of capital	127,786
10,562,663

As of December 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Other accumulated losses	$(6,415,151)
Net unrealized appreciation (depreciation) on investments	21,706,940
$15,291,789

As of December 31, 2025, the Fund had a capital loss carryforward of $3,441,011, all of which is considered short term. This loss may be carried forward indefinitely. As of December 31, 2025 the Fund had post 30 day wash sales of $2,974,140.

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$486,260,856	$31,487,067	$(9,780,127)	$21,706,940

The difference between book basis and tax basis accumulated appreciation (depreciation) is attributable primarily to the deferral of wash sales losses.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Nasdaq Stock Market® and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

SMI 3Fourteen REAL Asset Allocation ETF

Notes to Financial Statements - continuedDecember 31, 2025

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period Ended December 31, 2025
Shares sold	37,650,000
Shares redeemed	(19,200,000)
Net increase (decrease)	18,450,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

SMI 3Fourteen REAL Asset Allocation ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of SMI 3Fourteen REAL Asset Allocation ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SMI 3Fourteen REAL Asset Allocation ETF (the “Fund”), a series of ETF Opportunities Trust, as of December 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for the period February 26, 2025 (commencement of operations) through December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations, the changes in net assets and the financial highlights for the period February 26, 2025 through December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by 3Fourteen & SMI Advisory Services, LLC since 2006.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 2, 2026

FINANCIAL STATEMENTS | DECEMBER 31, 2025

SMI 3Fourteen REAL Asset Allocation ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because SMI 3Fourteen Real Asset Allocation, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 9, 2026

* Print the name and title of each signing officer under his or her signature.